                             CASH ASSETS PORTFOLIO
                              INSTITUTIONAL CLASS

                        Supplement dated April 17, 2003
                   to the Prospectus dated December 18, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 3 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on page A-2 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                             CASH ASSETS PORTFOLIO

                              INSTITUTIONAL CLASS


                        Supplement dated April 17, 2003
       to the Statement of Additional Information dated December 18, 2002 as supplemented January 24, 2003

The following information replaces in its entirety the eighth paragraph under the heading "SHARE PURCHASES AND REDEMPTIONS - Purchase and Redemptions" on page 11 of the Statement of Additional Information:

         "A "Business Day" of the Company is any day on which member banks of the Federal Reserve Bank of New York and BONY are open for business. The Portfolio also may close on days the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business - any such day shall not be considered a business day. If AFS receives a redemption request on a Business Day prior to 5:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern time, and the Company will normally wire redemption proceeds on that day. A redemption request received by AFS after 5:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern time on the next Business Day and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. The Company, however, reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays."

The following information replaces in its entirety the first paragraph under the heading "INVESTMENT PROGRAM AND RESTRICTIONS - Description of Money Market Obligations - Repurchase Agreements" on page 16 of the Statement of Additional
Information:

         "REPURCHASE AGREEMENTS - Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less."

                             LIQUID ASSETS PORTFOLIO
                              CASH MANAGEMENT CLASS

                         Supplement dated April 17, 2003
                    to the Prospectus dated December 18, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

                  "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

                  "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on page A-3 of the prospectus:

                  "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                             LIQUID ASSETS PORTFOLIO
                               INSTITUTIONAL CLASS

                         Supplement dated April 17, 2003
                    to the Prospectus dated December 18, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

                  "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

                  "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on page A-3 of the prospectus:

                  "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                             LIQUID ASSETS PORTFOLIO
                            PERSONAL INVESTMENT CLASS

                         Supplement dated April 17, 2003
                    to the Prospectus dated December 18, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

                  "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

                  "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on page A-3 of the prospectus:

                  "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                             LIQUID ASSETS PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                         Supplement dated April 17, 2003
                    to the Prospectus dated December 18, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

                  "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

                  "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on page A-3 of the prospectus:

                  "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                             LIQUID ASSETS PORTFOLIO
                                  RESERVE CLASS

                         Supplement dated April 17, 2003
                    to the Prospectus dated December 18, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

                  "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

                  "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on page A-3 of the prospectus:

                  "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                             LIQUID ASSETS PORTFOLIO
                                 RESOURCE CLASS

                         Supplement dated April 17, 2003
                    to the Prospectus dated December 18, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

                  "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

                  "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on page A-3 of the prospectus:

                  "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                             LIQUID ASSETS PORTFOLIO
                                   SWEEP CLASS

                         Supplement dated April 17, 2003
                    to the Prospectus dated December 18, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

                  "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

                  "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on page A-3 of the prospectus:

                  "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                             LIQUID ASSETS PORTFOLIO

                              CASH MANAGEMENT CLASS
                               INSTITUTIONAL CLASS
                            PERSONAL INVESTMENT CLASS
                            PRIVATE INVESTMENT CLASS
                                  RESERVE CLASS
                                 RESOURCE CLASS
                                   SWEEP CLASS


                         Supplement dated April 17, 2003
       to the Statement of Additional Information dated December 18, 2002 as supplemented January 24, 2003

The following information replaces in its entirety the first paragraph appearing under the heading "DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS - Investment Strategies and Risks - Investment Techniques - Repurchase Agreements" on page 6 of the Statement of Additional Information:

         "REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less."

The following information replaces in its entirety the first paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - Offering Price - Calculation of Net Asset Value" on page 15 of the Statement of Additional
Information:

         "The price of each of the Portfolio's shares is the Portfolio's net asset value per share. The Portfolio determines the net asset value of its shares five times on each business day. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The Portfolio also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day. The Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The Portfolio declares dividends on settled shares at 5:00 p.m. Eastern Time. The Portfolio's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The Portfolio values portfolio securities on the basis of amortized cost, which approximates market value. The Portfolio reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays."

                                 PRIME PORTFOLIO
                              CASH MANAGEMENT CLASS

                         Supplement dated April 17, 2003
                    to the Prospectus dated December 18, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

         "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on pages A-2 and A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                                 PRIME PORTFOLIO
                               INSTITUTIONAL CLASS

                        Supplement dated April 17, 2003
                    to the Prospectus dated December 18, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

         "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on pages A-2 and A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                                 PRIME PORTFOLIO
                            PERSONAL INVESTMENT CLASS

                         Supplement dated April 17, 2003
                    to the Prospectus dated December 18, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

         "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on pages A-2 and A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                                 PRIME PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                         Supplement dated April 17, 2003
                    to the Prospectus dated December 18, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

         "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on pages A-2 and A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                                 PRIME PORTFOLIO
                                  RESERVE CLASS

                         Supplement dated April 17, 2003
                    to the Prospectus dated December 18, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

         "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on pages A-2 and A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                                 PRIME PORTFOLIO
                                 RESOURCE CLASS

                         Supplement dated April 17, 2003
                    to the Prospectus dated December 18, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

         "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on pages A-2 and A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                                 PRIME PORTFOLIO
                                   SWEEP CLASS

                         Supplement dated April 17, 2003
                    to the Prospectus dated December 18, 2002


The following information replaces in its entirety the first paragraph under the heading "OTHER INFORMATION - Dividends and Distributions - Dividends" on page 4 of the prospectus:

         "The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Redeeming Shares - Timing and Method of Payment" on page A-2 of the prospectus:

         "The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Determination of Net Asset Value" of page A-2 of the prospectus:

         "The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time."

The following information replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION - Pricing of Shares - Timing of Orders" on pages A-2 and A-3 of the prospectus:

         "The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time."

                                 PRIME PORTFOLIO

                              CASH MANAGEMENT CLASS
                               INSTITUTIONAL CLASS
                            PERSONAL INVESTMENT CLASS
                            PRIVATE INVESTMENT CLASS
                                  RESERVE CLASS
                                 RESOURCE CLASS
                                   SWEEP CLASS


                         Supplement dated April 17, 2003
       to the Statement of Additional Information dated December 18, 2002 as supplemented January 24, 2003


The following information replaces in its entirety the first paragraph appearing under the heading "DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS - Investment Strategies and Risks - Investment Techniques - Repurchase Agreements" on page 6 of the Statement of Additional Information:

         "REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less."

The following information replaces in its entirety the first paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - Offering Price - Calculation of Net Asset Value" on page 15 of the Statement of Additional
Information:

         "The price of each of the Portfolio's shares is the Portfolio's net asset value per share. The Portfolio determines the net asset value of its shares four times on each business day. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The Portfolio also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day. The Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The Portfolio declares dividends on settled shares at 4:00 p.m. Eastern Time. The Portfolio's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The Portfolio values portfolio securities on the basis of amortized cost, which approximates market value. The Portfolio reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays."